Summary Prospectus December 1, 2009


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS MONEY MARKET PRIME SERIES




CLASS/Ticker    DWS CASH INVESTMENT TRUST CLASS    A   DOAXX    B   DOBXX    C   DOCXX    S   DOSXX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ moneypros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C) and (800) 728-3337
(S) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated December 1, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks maximum current income to the extent consistent with stability of principal.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund.


SHAREHOLDER FEES (paid directly from your investment)



                                     A           B           C      S
                             ---------  ----------  ----------  -----
Maximum sales charge
(load) on purchases, as %
of offering price              None        None        None     None
---------------------------   ------       -           -        -----
Maximum contingent
deferred sales charge
(load), as % of redemption
proceeds                     None(1)        4.00%       1.00%   None
---------------------------  ------        -----       -----    -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                    A          B          C             S
                            ---------  ---------  ---------  ------------
Management fee                  0.17       0.17       0.17        0.17
--------------------------      ----       ----       ----        ----
Distribution/service
(12b-1) fees                    0.25       1.00       1.00       None
--------------------------      ----       ----       ----       -----
Other expenses (includes
an administrative fee)          0.39       0.39       0.35        0.32
--------------------------      ----       ----       ----       -----
TOTAL ANNUAL FUND OPERAT-
ING EXPENSES                    0.81       1.56       1.52        0.49
--------------------------      ----       ----       ----       -----

(1) Shares acquired on exchange from another DWS fund that were originally purchased without a sales charge (load) may be subject to a contingent deferred sales charge of 0.85% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months. The contingent deferred sales charge would not apply to shares of the fund acquired directly.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C       S
-------  --------  --------  --------  ------
1        $  83     $ 559     $ 255     $50
--       -----     -----     -----     ---
3          259       793       480     157
--       -----     -----     -----     ---
5          450     1,050       829     274
--       -----     -----     -----     ---
10       1,002     1,469     1,813     616
--       -----     -----     -----     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C       S
-------  --------  --------  --------  ------
1        $  83     $ 159     $ 155     $50
--       -----     -----     -----     ---
3          259       493       480     157
--       -----     -----     -----     ---
5          450       850       829     274
--       -----     -----     -----     ---
10       1,002     1,469     1,813     616
--       -----     -----     -----     ---

Class B converts to Class A after six years; the Example for Class B reflects lower fees incurred in Class A after this conversion.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of banks and other financial institutions that satisfy the fund's eligibility requirements.


The fund may invest up to 10% of total assets in other money market mutual funds.


MANAGEMENT PROCESS. The fund pursues its objective by investing in high quality, short-term securities, as well as repurchase agreements that are backed by high-quality securities.


Although the fund seeks to maintain a stable $1.00 share price, you could lose money by investing in the fund. All money market instruments can change in value when interest rates or an issuer's creditworthiness change.


The fund maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


Fund securities are denominated in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that have the effect of reducing their maturities to 397 days or less at the time of purchase.


The fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

o have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations;

o are unrated, but are deemed by the Advisor to be of comparable quality to one of the two highest short-term ratings; or

o have no short-term rating, but are rated in one of the top three highest long-term rating categories by a NRSRO or are deemed by the Advisor to be of comparable quality.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy. Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.


MONEY MARKET FUND RISK. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.


INTEREST RATE RISK. Rising interest rates could cause the value of the fund's investments - and therefore its share price as well - to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.


CREDIT RISK. The fund's performance could be hurt if a money market instrument declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of debt obligations, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest of these securities, the US government might provide financial support, but has no obligation to do so.



                                       2
SUMMARY PROSPECTUS December 1, 2009              DWS Money Market Prime Series

SECURITY SELECTION RISK. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business (such as trading or securities lending), or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting banks or financial institutions will have a significant impact on the fund's performance. In particular, banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Prepayments could also create capital gains tax liability in some instances. Any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance.


FOREIGN INVESTMENT RISK. To the extent that the fund invests in money market instruments of foreign issuers that are denominated in US dollars, it faces some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's Statement of Additional Information.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk. As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-DAY YIELD, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For all share classes, historical performance prior to class inception is based on the performance of the fund's original share class, DWS Money Market Fund shares, adjusted to reflect the higher expenses and applicable sales charges of the relevant share class. DWS Money Market Fund shares are offered in a separate prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




  4.45    5.73    3.39    0.98    0.31    0.45     2.36     4.19    4.56     2.27
  1999    2000    2001    2002    2003    2004    2005      2006    2007    2008




Best Quarter: 1.48%, Q3 2000       Worst Quarter: 0.05%, Q4 2003
Year-to-Date as of 9/30/09: 0.17%

AVERAGE ANNUAL TOTAL RETURNS
(for periods ended 12/31/2008 expressed as a %)

Performance of Class B shares does not assume the conversion to Class A shares after six years.



                 CLASS          1          5         10
             INCEPTION       YEAR      YEARS      YEARS
           -----------  ---------  ---------  ---------
CLASS A      3/12/07        2.27       2.75       2.85
---------    -------        ----       ----       ----
CLASS B      3/12/07        1.51       1.81       1.87
---------    -------        ----       ----       ----
CLASS C      3/12/07        1.57       2.10       2.22
---------    -------        ----       ----       ----
CLASS S      3/12/07        2.60       3.07       3.17
---------    -------        ----       ----       ----

Total return for 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution, the total returns would have been lower. In addition, total returns would have been lower if operating expenses hadn't been reduced.



                                       3
SUMMARY PROSPECTUS December 1, 2009              DWS Money Market Prime Series

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                            AUTOMATIC
                        IRAS (AND UGMAS/   INVESTMENT
           NON-IRA    UTMAS FOR CLASS S)        PLANS
         ---------  --------------------  -----------
A B C     1,000               500              500
-------   -----               ---              ---
S         2,500             1,000            1,000
-------   -----             -----            -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.



TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Effective March 1, 2010, Class B shares will be closed to new purchases, except for exchanges and the reinvestment of dividends. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (distributions are declared daily and paid monthly) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.


PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS December 1, 2009              DWS Money Market Prime Series
DCIT-SUM